Non-Controlling Interests - Summarized Statement of Loss and Comprehensive Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 909,006	[1]	$ 712,197
Nova [Member]
Disclosure of subsidiaries [line items]
Revenue	259,325		176,588
Earnings (loss) and comprehensive income (loss)	$ 3,327		$ (7,672)

[1]	The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.